Note 13 - Trade Receivables, Other Receivables, and Prepayments - Provision for Impairment of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Loss allowance, balance	$ 2,796	$ 7,643
Loss allowance, balance	4,062	2,796
Provision for impairment of trade receivables [member]
Statement Line Items [Line Items]
Loss allowance related to trade receivables due from a former joint venture	0	(6,579)
Other changes in the period	1,366	1,732
Effect of movements in exchange rates	$ (100)	$ 0